Restructuring charges	6 Months Ended
Feb. 28, 2023
Restructuring Charges
Restructuring charges

27. Restructuring charges

During the six months ended February 28, 2023, a restructuring provision of $185,539 was made primarily to cover employee related costs for headcount reductions at the Company’s most recently acquired business.

During the six months ended February 28, 2022, a restructuring provision of $126,286 was made primarily to cover employee related costs for headcount reductions due to shuttering of the UMG business and corporate workforce reductions.